Document And Entity Information	May 19, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2020
Entity Registrant Name	NEUROCRINE BIOSCIENCES, INC.
Entity Central Index Key	0000914475
Entity Emerging Growth Company	false
Entity File Number	0-22705
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0525145
Entity Address, Address Line One	12780 El Camino Real
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	617-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.001 par value
Trading Symbol	NBIX
Name of each exchange on which registered	NASDAQ